HIGHLAND FLOATING RATE FUND
Supplement dated July 16, 2007
To Class A, Class B, Class C and Class Z Shares
Statement of Additional Information dated January 1, 2007
The following table replaces the corresponding portion of the table on page 8 in the section entitled “Management” in the Statement of Additional Information:

Name, Address	Position(s)	Term of Office and	Principal Occupation(s)
and Age	with Fund	Length of Time Served	During Past Five Years
OFFICERS
James D. Dondero (Age 45)	Chief Executive Officer and President	1 year Term; Chief Executive Officer and President since 2004	President and Director of Strand Advisors, Inc. (“Strand”), the General Partner of the Adviser. President of the funds in the Highland Fund Complex.

Mark Okada (Age 45)	Executive Vice President	1 year Term; Executive Vice President since 2004	Executive Vice President of Strand and the funds in the Highland Fund Complex.

R. Joseph Dougherty (Age 37)	Senior Vice President	1 year Term; Senior Vice President since 2004	Senior Portfolio Manager of the Adviser since 2000. Director and Senior Vice President of the funds in the Highland Fund Complex.

M. Jason Blackburn (Age 31)	Chief Financial Officer (Principal Accounting Officer), Treasurer and Secretary	1 year Term; Secretary, Chief Financial Officer and Treasurer since 2004	Assistant Controller of the Adviser since November 2001. Treasurer and Secretary of the funds in the Highland Fund Complex.

Michael Colvin (Age 38)	Chief Compliance Officer	1 year Term; Chief Compliance Officer since July 2007	General Counsel of the Adviser since June 2007 and Chief Compliance Officer of the funds in the Highland Fund Complex; Shareholder in the Corporate and Securities Group at Greenberg Traurig, LLP, January 2007 to June 2007; Partner from January 2003 to January 2007 and Associate from 1995 to 2002 in the Private Equity Practice Group at Weil, Gotshal & Manges, LLP.
[1]	The Highland Fund Complex consists of each of the registered investment companies advised by the Adviser as of the date of this Supplement.
[2]	Mr. Dougherty is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with the Adviser.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE